SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended												3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Aug. 26, 2024 USD ($)	Aug. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2024	May 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($)	Jul. 23, 2023	Dec. 21, 2022 USD ($)	Mar. 31, 2022 USD ($) Shares	Nov. 16, 2021 USD ($) Shares	Mar. 31, 2021 USD ($)	Feb. 19, 2021 USD ($)	Jul. 24, 2020 USD ($) Shares	Dec. 31, 2024 Shares ₪ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Dec. 31, 2023 ₪ / shares shares	Aug. 23, 2023 shares
Disclosure of detailed information about business combination [line items]
Reverse share split ratio							1-for-10			1-for-10										1-for-10
Ordinary shares issued | shares			380,359														6,514,589						5,079,313
Ordinary shares per share | ₪ / shares																	₪ 0.2						₪ 0.2
Weighted average share price | $ / shares			$ 73.61
Aggregate offering price	$ 200,000,000
Gross proceeds from ordinary shares and pre-funded warrants			$ 28,000
Adjustments For Amortization Of Deferred Expenses Related To Issuance Of Warrants																			$ 471	$ 0	$ 0
Issuance of a subsidiary's preferred shares to non-controlling interests																				9,523
Excess of initial fair value of pre-funded warrants over transaction proceeds																			(2,684)	0	$ 0
Financial income due to the remeasurement																			$ 6,529
Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares						265,000		10,000
Exercise/vested other equity instrument | Shares																	1,146,308
Pre-funded warrants | shares						1,427,308
Pre-funded warrant per share | $ / shares						$ 0.0001
Number of ordinary shares sold | shares																	1,146,308
Excess of initial fair value of pre-funded warrants over transaction proceeds						$ 2,684
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary											67.00%
Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries											$ 10,000
Amount of investment in financing round											20,000
Amount of convertible loans to ordinary shares											10,000
Issuance of a subsidiary ordinary shares to the company											$ 809
Proportion of ownership interest in subsidiary											20.00%
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests																				(238)
Share premium and other capital reserve | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests											$ 238
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests																				$ 9,761
Non-controlling Interests | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary's preferred shares to non-controlling interests											$ 9,761
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares								10,000									320	72,683			2,851		72,022
Weighted average share price | $ / shares								$ 8.5										$ 36.35	$ 10	$ 9.64	$ 7.68
Aggregate offering price					$ 4,500				$ 7,300					$ 19,500	$ 50,000
Gross proceeds from ordinary shares and pre-funded warrants								$ 85										$ 2,642	$ 3	$ 695	$ 22
Series A Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares						$ 3.55
Number of ordinary shares sold | shares						1,692,308																		1,692,308
Series A ordinary warrants exercise price | shares						3.55
Series B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Exercise price per warrant | $ / shares						$ 3.55
Number of ordinary shares sold | shares						1,692,308
Series A And B Ordinary Warrant [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from ordinary shares and pre-funded warrants						$ 5,500
Purchase price per share | $ / shares						$ 3.25
Financial Income, Net Related To Pre Funded Warrants And Warrants						$ 3,510
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries				$ 10,000																		$ 10,000
Ownership percentage				72.16%																		72.16%
Ownership percentage held by other entity in subsidiary				27.84%																		27.84%
Exercise of options and vesting of restricted share units (“RSUs”) | Shares												8,270	203,826
Non-controlling interest												0.08%	1.99%
Number of ordinary shares sold | shares		850,000
Purchase price per share | $ / shares		$ 10
Cash inflow from issuing shares		$ 8,500
Lavie Bio Ltd [Member] | Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity																						$ 17,406
Lavie Bio Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity																						$ 10,042
Increase in non controlling interest												$ 1	$ 378
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Exercise of options and vesting of restricted share units (“RSUs”) | Shares																36,520
Non-controlling interest																1.66%
AgPlenus Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in non controlling interest																$ 82